INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 97,938,000
Effective income tax rate	27.00%	27.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 72,000,000	$ 45,682,000
CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	25,418,000	13,696,000
NETHERLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 520,000	$ 416,000